Cover Page	Nov. 02, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 02, 2020
Entity Registrant Name	Douglas Emmett, Inc.
Entity Central Index Key	0001364250
Amendment Flag	false
Entity Incorporation, State or Country Code	MD
Entity File Number	001-33106
Entity Tax Identification Number	20-3073047
Entity Address, Address Line One	1299 Ocean Avenue, Suite 1000
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90401
City Area Code	310
Local Phone Number	255-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	DEI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false